As Filed with the Securities and Exchange Commission on October 23, 2002
                                   Registration Nos. 333-28769, 811-5626
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 19                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 174                                                   [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                           PARTS A AND B

The Prospectus, dated May 1, 2002, and the Statement of Additional Information dated May 1, 2002 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 19 by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-28769), as filed on April 29, 2002.

One supplement dated November 18, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment No. 19.

ING (logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED NOVEMBER 18, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       "GOLDENSELECT ACCESS(R) PROSPECTUS"

                          -----------------------------


GENERAL DESCRIPTION OF THE GET FUND

A series of the ING GET Fund (the "GET Fund") may be available during the accumulation phase of the Contract. Golden American Life Insurance Company (the Company, we, our) makes a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. We will offer the GET Fund shares only during the offering period for a GET Fund series. The GET Fund investment option may not be available in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see below for a projected schedule of GET Fund series offerings.

ING Investment Management, Inc. serves as investment adviser to the GET Fund. Please read the GET Fund prospectus for a more complete description of the GET Fund, including its charges and expenses.

INVESTMENT OBJECTIVE OF THE GET FUND

GUARANTEE PERIOD

The GET Fund seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period. During the guarantee period, GET Fund assets will be invested in a combination of fixed income and equity securities.

OFFERING PERIOD

         NEW PREMIUM. Generally, during the offering period, all GET Fund assets will be invested in short-term instruments. As an alternative to investing directly into the GET Fund during the offering period, there may be other options available, providing for allocation of new premium instead to the Fixed Account (or fixed interest allocation). If this alternative is available, a fixed rate of return will apply during the offering period. On the last day of the GET Fund offering period, the value of that investment (premium amount, plus accrued interest and less any charges), will be transferred to the GET Fund.

         REALLOCATIONS AND MATURITY OF GET SERIES. For reallocations to a new GET Fund series, or upon maturity of a prior GET Fund series, all allocations to the GET Fund during the offering period will be in the GET Fund and will be invested in short-term instruments.

THE GET FUND GUARANTEE

The Company guarantees that the value of an accumulation unit of the GET Fund subaccount under the contract on the maturity date (as valued after the close of business on the maturity date) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Fund subaccount to make up the difference. This means that if you remain invested in the GET Fund until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to the GET Fund as of the last day of the offering period, less any fees and charges, including any charges deducted for earnings multiplier or other optional benefit riders, or any amounts you transfer or withdraw from the GET Fund subaccount. The value of dividends and distributions made by the GET Fund throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from the GET Fund before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted for fees and charges.

MATURITY DATE

Before the maturity date, we will send a notice to each contract owner who has amounts in the GET Fund. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET Fund amounts to the fund or funds that we designate.

The following information supplements the "Fees and Expenses" information contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Separate Account Annual Charges" in the prospectus, we will make a daily deduction of a GET Fund Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET Fund investment option:

GET FUND GUARANTEE CHARGE (deducted daily during
     the Guarantee Period)                                       0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES                          2.25%/1/
TOTAL WITH GET FUND GUARANTEE CHARGE                             2.75%

The following information supplements the fund expense tables contained in the prospectus:

ING GET FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                                                 TOTAL FUND                       TOTAL FUND
                               DISTRIBUTION                        ANNUAL                           ANNUAL
                              AND/OR SERVICE                      EXPENSES                         EXPENSES
              INVESTMENT          (12B-1)                         WITHOUT       TOTAL WAIVERS   AFTER WAIVERS
              ADVISORY FEES/2/      FEE            OTHER         WAIVERS OR     OR REDUCTIONS   OR REDUCTIONS
                                                  EXPENSES       REDUCTIONS
              --------------- ---------------- --------------- --------------- ---------------- ---------------
    GET Fund      0.60%            0.25%           0.15%           1.00%            0.00%           1.00%

For more information regarding expenses paid out of assets of the fund, see the GET Fund prospectus.

          -------------------------
          1 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

          2 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period. The following information supplements the "Examples" contained in the prospectus:

EXAMPLES -- ING GET FUND

The following two examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets (based on an average contract value of $135,000). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. Example 1 also assumes you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Example 1 assumes you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to a charge of 0.125% of rider base per quarter over the same period. Expenses would be somewhat lower for allocations to the Liquid Asset or Limited Maturity bond Portfolios. If another death benefit option is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.

Example 1:

If you elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

      ----------------------------------------------------------------------
                        1 YEAR        3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------
        ING GET FUND
        ING GET Fund      $48           $145           $243            N/A
      ----------------------------------------------------------------------

Example 2:

If you did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

      ----------------------------------------------------------------------
                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------
        ING GET FUND
        ING GET Fund       $38          $115           $195            N/A
      ----------------------------------------------------------------------


The following information supplements the "Withdrawals" section of the prospectus:

Amounts allocated to the GET Fund will not be included in pro rata withdrawals from the subaccounts in which you are invested. If you want a withdrawal to come from amounts allocated to the GET Fund, you must so specify in your withdrawal request.

The following information supplements the "Transfers Among Your Investments" section of the prospectus:

The GET Fund may not be included in a dollar cost averaging program. In addition, automatic rebalancing does not affect any amounts that you have allocated to the GET Fund.

The following information supplements "Appendix B--Description of Underlying Investment Options" contained in the prospectus:

ING GET FUND
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period.

POLICIES

Prior to the date on which the guarantee period begins, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in the GET Fund are those generally attributable to stock and bond investing. The success of the GET Fund's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because the GET Fund invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, the GET Fund assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on the GET Fund would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, the GET Fund assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces the GET Fund's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: ING Investment Management, Inc.


PROJECTED SCHEDULE OF ING GET FUND OFFERINGS

                                OFFERING DATES            GUARANTEE DATES

             ------------------ ------------------------- -----------------
             GET T Series       09/12/02-12/11/02         12/12/02-12/14/07

             GET U Series       12/12/02-03/12/03         03/13/03-03/14/08

             GET V Series       03/13/03-06/12/03         06/13/03-06/13/08




GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

124678   GoldenSelect Access                   4                       11/18/02

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All relevant financial statements are incorporated by reference into Part B of this registration statement.
     (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.
     (3)  FAS No. 142 - Transitional Disclosures

                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2001                                                                    COST(1)          VALUE         AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....           $132,081        $129,125        $129,125
      Public utilities......................................................             39,775          38,746          38,746
      Foreign government....................................................            143,574         146,687         146,687
      Corporate securities..................................................          1,111,798       1,116,788       1,116,788
      Other asset-backed securities.........................................            388,250         393,836         393,836
      Mortgage-backed securities............................................            167,049         169,731         169,731
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................          1,982,527       1,994,913       1,994,913

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 74              55              55

   Mortgage loans on real estate............................................            213,883                         213,883
   Policy loans.............................................................             14,847                          14,847
   Short-term investments...................................................             10,021                          10,021
                                                                                  ---------------                 --------------
   Total investments........................................................         $2,221,352                      $2,233,719
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.





                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (DOLLARS IN THOUSANDS)


COLUMN A         COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G  COLUMN H      COLUMN I    COLUMN J  COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                            AMORTIZA-
                               BENEFITS,                 OTHER                          BENEFITS     TION OF
                                 LOSSES,                POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                 CLAIMS   INSURANCE                LOSSES      POLICY
                   POLICY           AND    UNEARNED        AND    PREMIUMS        NET        AND       ACQUI-      OTHER
              ACQUISITION          LOSS     REVENUE   BENEFITS         AND INVESTMENT SETTLEMENT       SITION   OPERATING  PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE    PAYABLE     CHARGES     INCOME   EXPENSES        COSTS   EXPENSES*   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance   $709,042    $2,178,189      $6,241       $836    $163,805    $94,396   $209,082      $45,229   $232,659         --

YEAR ENDED DECEMBER 31, 2000:

Life insurance   $635,147    $1,062,891      $6,817        $82    $144,877    $64,140   $200,031      $55,154   $143,764         --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   $528,957    $1,033,701      $6,300         $8     $82,935    $59,169   $182,221      $33,119   $(83,370)        --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


Column A                                             COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO          ASSUMED                       OF AMOUNT
                                                        GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                       AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................     $169,252,000     $94,783,000              --      $74,469,000              --
                                                ================================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

AT DECEMBER 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================




                     FAS No. 142 - TRANSITIONAL DISCLOSURES


Had the Companies been accounting for goodwill under SFAS No. 142 for all periods presented, the Companies' net income would have been as follows:


                                                    For The Twelve       For The Twelve      For The Twelve
                                                     Months Ended         Months Ended        Months Ended
                                                   December 31, 2001   December 31, 2000    December 31, 1999
                                                    (in thousands)       (in thousands)      (in thousands)


   Reported net income after tax                        $(3,954)            $19,180              $11,214

   Add back goodwill amortization, net of tax             3,778               3,778                3,778
                                                  -------------------- ------------------- --------------------

   Adjusted net income after tax                        $  (176)            $22,958              $14,992
   ---------------------------------------------- -------------------- ------------------- --------------------


(b)

EXHIBITS


(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant incorporated herein by reference to Item 24(b)(1) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and Directed Services, Inc. incorporated herein by reference to Item 24(b) (3)(a) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(b) Dealers Agreement incorporated herein by reference to Item 24(b) (3)(b) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(c) Organizational Agreement incorporated herein by reference to Item 24(b)(3)(c) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(d) Assignment Agreement for Organizational Agreement incorporated herein by reference to Item 24(b)(3)(d) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract incorporated herein by reference to Item 24(b)(4)(a) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(b) Group Deferred Combination Variable and Fixed Annuity Contract incorporated herein by reference to Item 24(b)(4)(b) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(c) Individual Deferred Variable Annuity Contract incorporated herein by reference to Item 24(b)(4)(c) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(d) Individual Retirement Annuity Rider Page incorporated herein by reference to Item 24(b)(4)(d) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(e) ROTH Individual Retirement Annuity Rider incorporated herein by reference to Item 24(b)(4)(e) of Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 11, 1998 (File Nos. 333-28769, 811-5626).

(f) Minimum Guaranteed Accumulation Benefit Rider (REV) incorporated herein by reference to Item 24(b)(4)(f) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(g) Minimum Guaranteed Income Benefit Rider (REV) incorporated herein by reference to Item 24(b)(4)(g) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(h) Minimum Guaranteed Withdrawal Benefit Rider (REV) incorporated herein by reference to Item 24(b)(4)(h) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(i) Living Benefit Rider Endorsement (Inforce Riders) incorporated herein by reference to Item 24(b)(4)(i) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(j) Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) incorporated herein by reference to Item 24(b)(4)(j) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(k) Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) incorporated herein by reference to Item 24(b)(4)(k) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(l) Death Benefit Endorsement No.3 (REV)(Standard) incorporated herein by reference to Item 24(b)(4)(l) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(m) Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced) incorporated herein by reference to Item 24(b)(4)(m) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(n) Death Benefit Endorsement No.5 (Base Death Benefit) incorporated herein by reference to Item 24(b)(4)(n) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(o) Death Benefit Endorsement No.6 (Inforce Contracts) incorporated herein by reference to Item 24(b)(4)(o) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(p) Earnings Enhancement Death Benefit Rider incorporated herein by reference to Item 24(b)(4)(p) of Post-Effective Amendment No. 11 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 23, 2001 (File Nos. 333-28769, 811-5626).


(5)(a) Individual Deferred Combination Variable and Fixed Annuity Application incorporated herein by reference to Item 24(b)(5)(a) of Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).

(b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form incorporated herein by reference to Item 24(b)(5)(b) of Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).

(c) Individual Deferred Variable Annuity Application incorporated herein by reference to Item 24(b)(5)(c) of Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).


(6)(a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95) incorporated herein by reference to Item 24(b)(6)(a) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(b) By-Laws of Golden American, dated (01/07/94) incorporated herein by reference to Item 24(b)(6)(b) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(7)  Not applicable

(8)(a) Participation Agreement between Golden American and The PIMCO Variable Insurance Trust incorporated herein by reference to Item 24(b)(8)(a) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa incorporated herein by reference to Item 24(b)(8)(b) of Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28769, 811-5626).

(c) Service Agreement between Golden American and Directed Services, Inc. incorporated herein by reference to Item 24(b)(8)(c) of Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28769, 811-5626).

(d) Participation Agreement between Golden American and The Prudential Series Fund, Inc. incorporated herein by reference to Item 24(b)8(l) of Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28769, 811-5626).

(e) Amendment to the Participation Agreement between Golden American and The Prudential Series Fund, Inc. incorporated herein by reference to Item 24(b)(8)(n) of Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28769, 811-5626).

(f) Form of Participation Agreement between Golden American and ProFunds incorporated herein by reference to Item 24(b)(8)(s) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(g) Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies incorporated herein by reference to Item 24(b)(8)(y) of Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about December 14, 2001 (File Nos. 333-28769, 811-5626).

(h) Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. incorporated herein by reference to Item 24(b)(8)(z) Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about December 14, 2001 (File Nos. 333-28769, 811-5626).

(i) Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies incorporated herein by reference to Item 24(b)(8)(aa) of Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about December 14, 2001 (File Nos. 333-28769, 811-5626).

(j) Participation Agreement between Golden American and ING Variable Products Trust incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(k) Participation Agreement between Golden American and ING Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(l) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(m) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(n) Participation Agreement between Golden American and Pioneer Variable Contracts Trust incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(o) Participation Agreement between Golden American and Fidelity Distributors Corporation incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(9)  Opinion and Consent of Kimberly J. Smith

(10)(a)  Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Schedule of Performance Data incorporated herein by reference to Item 24(b)(13) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 24, 2001 (File Nos. 333-28769, 811-5626).

(14) Not applicable

(15)(a) Powers of Attorney is incorporated herein by reference to Item 24 (b)
     (15) of post-effective amendment No. 32 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 33-23351, 811-5626).
    (b) Power of Attorney of Keith Gubbay is incorporated herein by reference to Item 24 (b)(15)(b) of post-effective amendment No. 17 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on July 31, 2002 (File Nos. 333-28769, 811-5626).

(16) Subsidiaries of ING Groep N.V. incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Chris D. Schreier      ReliaStar Financial Corp.     Chief Financial Officer,
                       20 Washington Avenue South    Director and Senior Vice
                       Minneapolis, MN  55402        President

Thomas J. McInerney    ING Financial Services        Director
                       151 Farmington Avenue
                       Hartford, CT  06156

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Kimberly J. Smith      Golden American Life Ins. Co. Executive Vice President,
                       1475 Dunwoody Drive           General Counsel and
                       West Chester, PA  19380       Assistant Secretary

James R. McInnis       Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Marketing
                       West Chester, PA  19380       Officer

Stephen J. Preston     Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Actuary
                       West Chester, PA  19380

Steven G. Mandel       Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Chief Information Officer
                       West Chester, PA  19380

Antonio M. Muniz       Golden American Life Ins. Co. Senior Vice President,
                       1475 Dunwoody Drive           Actuary
                       West Chester, PA  19380

David L. Jacobson      Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Assistant Secretary
                       West Chester, PA  19380

William L. Lowe        Equitable of Iowa Companies   Senior Vice President,
                       909 Locust Street             Sales & Marketing
                       Des Moines, IA  50309

Robert W. Crispin      ING Investment Management Inc. Senior Vice President
                       5780 Powers Ferry Road        Investment
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road        Taxation
                       Atlanta, GA  30327-4390

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Financial Corp.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of September 30, 2002, there are 120,476 qualified contract owners and 146,856 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 23rd day of October, 2002.



                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on October 23, 2002.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Chris D. Schreier*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

(9)       Opinion and Consent of Kimberly J. Smith               EX-99.B9

(10)(a)   Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A